Inventories (Details Textual) (HKD) In Thousands, unless otherwise specified	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Apr. 30, 2012	Apr. 30, 2011
Inventory [Line Items]
Inventory Write-Down	4,108	7,037	6,920	6,095